UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina     October 23, 2012
      -----------------        ---------------------------     ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           81
                                         -----------

Form 13F Information Table Value Total:  $ 1,924,964
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number   Name
---  --------------------   ----
1    028-12814              Investcorp Silverback Arbitrage Master Fund, Limited

        COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ----------------------- --------- --------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
     NAME OF ISSUER                 CLASS            CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE  SHARED NONE
-------------------------- ----------------------- --------- --------- ----------- --- ---- ---------- -------- --------------------
Advanced Micro Devices     Note 6.000% 2015/05/01  007903AL1   23,832   23,480,000 PRN      Shared-Def 1        23,480,000
Alcoa Inc                  Note 5.250% 2014/03/15  013817AT8   26,848   18,031,000 PRN      Shared-Def 1        18,031,000
Anixter International Inc  Note 1.000% 2013/02/15  035290AJ4   22,363   20,483,000 PRN      Shared-Def 1        20,483,000
A123 Systems Inc           Note 3.750% 2016/04/15  03739TAA6    3,561    9,625,000 PRN      Shared-Def 1         9,625,000
Archer Daniels Midland     Note 0.875% 2014/02/15  039483AW2   38,038   38,000,000 PRN      Shared-Def 1        38,000,000
BGC Partners Inc           Note 4.500% 2016/07/15  05541TAD3   11,580   12,385,000 PRN      Shared-Def 1        12,385,000
BPZ Resources Inc          Note 6.500% 2015/03/01  055639AB4   12,549   15,625,000 PRN      Shared-Def 1        15,625,000
BioMarin Pharmaceuticals   Note 1.875% 2017/04/23  09061GAD3   21,673   10,400,000 PRN      Shared-Def 1        10,400,000
Conseco Inc                Note 7.000% 2016/12/30  12621EAC7   21,876   12,000,000 PRN      Shared-Def 1        12,000,000
Cadence Design Systems     Note 2.625% 2015/06/01  127387AJ7   46,244   26,050,000 PRN      Shared-Def 1        26,050,000
Cemex SA                   Note 4.875% 2015/03/15  151290AV5   27,641   27,850,000 PRN      Shared-Def 1        27,850,000
Central European Dist      Note 3.000% 2013/03/15  153435AA0    4,663    5,000,000 PRN      Shared-Def 1         5,000,000
  Corp
Central European Media     Note 5.000% 2015/11/15  153443AH9   20,878   22,064,000 PRN      Shared-Def 1        22,064,000
  (Exchange)
Charles River Labs         Note 2.250% 2013/06/15  159864AB3    2,544    2,500,000 PRN      Shared-Def 1         2,500,000
Chemed Corp                Note 1.875% 2014/05/15  16359RAC7   10,575   10,000,000 PRN      Shared-Def 1        10,000,000
Comtech                    Note 3.000% 2029/05/01  205826AF7   16,037   15,164,000 PRN      Shared-Def 1        15,164,000
  Telecommunications
Covanta Holding Corp       Note 3.250% 2014/06/01  22282EAC6   26,806   22,911,000 PRN      Shared-Def 1        22,911,000
DST Systems Corp           Note 0.000% 2023/08/15  233326AE7   19,601   15,754,000 PRN      Shared-Def 1        15,754,000
  (Exchanged)
Dendreon Corp              Note 2.875% 2016/01/15  24823QAC1    7,895   11,850,000 PRN      Shared-Def 1        11,850,000
DryShips Inc               Note 5.000% 2014/12/01  262498AB4   13,250   16,110,000 PRN      Shared-Def 1        16,110,000
Endeavour Intl Corp        Note 5.500% 2016/07/15  29257MAE0    7,690    8,000,000 PRN      Shared-Def 1         8,000,000
Exelixis Inc               Note 4.250% 2019/08/15  30161QAC8   11,137   10,500,000 PRN      Shared-Def 1        10,500,000
Exterran Holdings Inc      Note 4.250% 2014/06/15  30225XAA1   31,979   28,175,000 PRN      Shared-Def 1        28,175,000
GenCorp Inc                Note 4.063% 2039/12/31  368682AN0   24,793   19,803,000 PRN      Shared-Def 1        19,803,000
General Cable Corp         Note 0.875% 2013/11/15  369300AD0    8,978    9,000,000 PRN      Shared-Def 1         9,000,000
Gilead Sciences Inc        Note 1.000% 2014/05/01  375558AN3   29,303   19,450,000 PRN      Shared-Def 1        19,450,000
  Tranche C
Goodrich Petroleum Co.     Note 5.000% 2029/10/01  382410AC2   13,054   13,850,000 PRN      Shared-Def 1        13,850,000
Green Plains Renewable     Note 5.750% 2015/11/01  393222AB0    7,722    9,900,000 PRN      Shared-Def 1         9,900,000
  Energy
Headwater Inc (Exchange    Note 8.750% 2016/02/01  42210PAR3   10,399   10,096,000 PRN      Shared-Def 1        10,096,000
  Offer)
Helix Energy Solutions     Note 3.250% 2032/03/15  42330PAG2    8,086    7,252,000 PRN      Shared-Def 1         7,252,000
  Group
Hornbeck Offshore          Note 1.625% 2026/11/15  440543AE6   17,264   16,640,000 PRN      Shared-Def 1        16,640,000
  Services
JAKKS Pacific Inc          Note 4.500% 2014/11/01  47012EAD8   19,807   17,000,000 PRN      Shared-Def 1        17,000,000
James River Coal Co        Note 4.500% 2015/12/01  470355AF5    5,684   14,390,000 PRN      Shared-Def 1        14,390,000
James River Coal Co        Note 3.125% 2018/03/15  470355AH1    7,038   20,400,000 PRN      Shared-Def 1        20,400,000
KV Pharmaceutical Co.      Note 2.500% 2033/05/16  482740AC1      565   14,125,000 PRN      Shared-Def 1        14,125,000
L-3 Communications         Note 3.000% 2035/08/01  502413AW7   19,704   19,635,000 PRN      Shared-Def 1        19,635,000
  Holdings
Level 3 Communications     Note 15.000% 2013/01/15 52729NBM1   19,099   18,125,000 PRN      Shared-Def 1        18,125,000
Liberty Media / AOL        Note 3.125% 2023/03/30  530718AF2   83,048   59,541,000 PRN      Shared-Def 1        59,541,000
Massey Energy Co           Note 3.250% 2015/08/01  576203AJ2    9,596   10,360,000 PRN      Shared-Def 1        10,360,000
Medicis Pharmaceuticals    Note 1.375% 2017/06/01  584690AC5   20,482   19,000,000 PRN      Shared-Def 1        19,000,000
Medtronic Inc Tranche 2    Note 1.625% 2013/04/15  585055AM8   66,528   66,000,000 PRN      Shared-Def 1        66,000,000
Meritage Homes Corp        Note 1.875% 2032/09/15  59001AAR3    4,002    4,000,000 PRN      Shared-Def 1         4,000,000
Molson Coors Brewing Co    Note 2.500% 2013/07/30  60871RAA8    9,953    9,628,000 PRN      Shared-Def 1         9,628,000
Molycorp Inc               Note 3.250% 2016/06/15  608753AA7   10,575   15,000,000 PRN      Shared-Def 1        15,000,000
Molycorp Inc               Note 6.000% 2017/09/01  608753AF6   11,032    9,500,000 PRN      Shared-Def 1         9,500,000
Navistar International     Note 3.000% 2014/10/15  63934EAL2    8,900   10,000,000 PRN      Shared-Def 1        10,000,000
NetApp Inc                 Note 1.750% 2013/06/01  64110DAB0   34,999   30,650,000 PRN      Shared-Def 1        30,650,000
Nuance Communications Inc  Note 2.750% 2027/08/15  67020YAB6   15,444   10,784,000 PRN      Shared-Def 1        10,784,000
On Semiconductor Corp      Note 2.625% 2026/12/15  682189AG0   17,659   17,334,000 PRN      Shared-Def 1        17,334,000
On Semiconductor Corp      Note 2.625% 2026/12/15  682189AH8   14,625   14,086,000 PRN      Shared-Def 1        14,086,000
  (Exchangeable)
Patriot Coal Corp          Note 3.250% 2013/05/31  70336TAA2      900    6,000,000 PRN      Shared-Def 1         6,000,000
Powerwave Technology       Note 3.875% 2027/10/01  739363AF6    2,066   17,215,000 PRN      Shared-Def 1        17,215,000
RF Micro Devices
  Tranche 2                Note 1.000% 2014/04/15  749941AJ9   16,831   17,022,000 PRN      Shared-Def 1        17,022,000
SBA Communications         Note 1.875% 2013/05/01  78388JAN6   72,596   47,660,000 PRN      Shared-Def 1        47,660,000
Safeguard Scientifics      Note 10.125% 2014/03/15 786449AH1   18,787   15,450,000 PRN      Shared-Def 1        15,450,000
  (Exchange)
Salesforce.com             Note 0.750% 2015/01/15  79466LAB0   20,838   11,204,000 PRN      Shared-Def 1        11,204,000
SOLARFUN POWER HOLDINGS    Note 3.500% 2018/01/15  83415UAB4   11,646   15,125,000 PRN      Shared-Def 1        15,125,000
  CO L
Suntech Power Holdings     Note 3.000% 2013/03/15  86800CAE4   14,088   28,750,000 PRN      Shared-Def 1        28,750,000
THQ Inc                    Note 5.000% 2014/08/15  872443AB2    7,383   13,800,000 PRN      Shared-Def 1        13,800,000
Take-Two Interactive       Note 4.375% 2014/06/01  874054AA7   20,987   17,200,000 PRN      Shared-Def 1        17,200,000
  Systems
Time Warner Telecom        Note 2.375% 2026/04/01  887319AC5   45,441   32,100,000 PRN      Shared-Def 1        32,100,000
Usec Inc                   Note 3.000% 2014/10/01  90333EAC2   20,021   47,388,000 PRN      Shared-Def 1        47,388,000
US Steel                   Note 4.000% 2014/05/15  912909AE8   30,628   30,250,000 PRN      Shared-Def 1        30,250,000
Virgin Media Inc           Note 6.500% 2016/11/15  92769LAB7   64,823   37,646,000 PRN      Shared-Def 1        37,646,000
Thompson Creek Metals Co   ConMAND                 884768300    8,286      486,000 SH       Shared-Def 1           486,000
United Technologies        ConMAND                 913017117    4,206       75,000 SH       Shared-Def 1            75,000
NextEra Energy Inc         ConMAND                 65339F887   26,061      509,000 SH       Shared-Def 1           509,000
CITIGROUP INC              WARRANTS                172967226   91,695    2,802,420 SH       Shared-Def 1         2,802,420
CITIGROUP INC              WARRANTS                172967234   58,677    1,793,300 SH       Shared-Def 1         1,793,300
General Motors A 10 Wrts   WARRANTS                37045V118  103,126    4,533,007 SH       Shared-Def 1         4,533,007
  2016
KINDER MORGAN INC DEL      WARRANTS                49456B119   79,674    2,450,000 SH       Shared-Def 1         2,450,000
MICROSOFT CORP             EQUITY                  594918104      826       27,756 SH       Shared-Def 1            27,756
THQ Inc                    EQUITY                  872443403      194       52,491 SH       Shared-Def 1            52,491
Verenium Corp              EQUITY                  92340P209      188       57,746 SH       Shared-Def 1            57,746
BEST BUY INC               LISTED EQUITY OPTIONS   086516101      860       50,000 SH  Call Shared-Def 1            50,000
MICROSOFT CORP             LISTED EQUITY OPTIONS   594918104   14,880      500,000 SH  Call Shared-Def 1           500,000
SPDR S&P 500 ETF TR        LISTED EQUITY OPTIONS   78462F103  230,352    1,600,000 SH  Call Shared-Def 1         1,600,000
TYSON FOODS INC            LISTED EQUITY OPTIONS   902494103    8,010      500,000 SH  Call Shared-Def 1           500,000
UNITED THERAPEUTICS CORP   LISTED EQUITY OPTIONS   91307C102   12,573      225,000 SH  Call Shared-Def 1           225,000
  DEL
Sealy Corp                 CONV PREF STK           812139400    5,588       75,000 SH       Shared-Def 1            75,000
Alere Inc                  CONV PREF STK           01449J204    5,135       24,986 SH       Shared-Def 1            24,986